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                The total filing fee is being paid under 2-58043

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


1. Name and address of issuer: Nationwide Variable Account
                                     One Nationwide Plaza
                                     Columbus, OH  43216

2.  Name of each series of class of funds for which this notice is filed:
    Individual Deferred Variable Annuity Contracts
    Individual Modified Single Premium Deferred Variable Annuity Contracts

3.  Investment Company Act File Number: 811-2716

     Securities Act File Number: 2-58043; 33-60239

4.  Last day of fiscal year for which this notice is filed: December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                         [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

     N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

      N/A

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2.:

    N/A

9.  Number and aggregate sale price of securities sold during the fiscal year:

      36,936,853




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10.   Number of aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
      36,936,853

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
        N/A

12.  Calculation of registration fee:

       (i) Aggregate sale price of securities sold during the fiscal year in
           reliance on rule 24f-2 (from Item 10):         $ 36,936,853
                                                          ------------

      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable): + N/A
                                                          ------------

     (iii) Aggregate price of shares redeemed or repurchased during the fiscal
           year (if applicable):                          - 11,298,259
                                                          ------------

      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if
           applicable):                                    +    N/A
                                                          ------------
       (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
           (iii), plus line (iv)] (if applicable):        25,638,594
                                                          ------------

      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                          x   .000303
                                                          ------------
     (vii) Fee due [line(i) or line (v) multiplied by line (vi)]:
                                                          $   7769.27
                                                          ------------

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 19, 1997

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and
Title)*   /s/ Robert O.Cline
        -----------------------------------------------------------------------
           Robert O. Cline      Associate Vice President - Financial Operations


Date      2/24/97
     ------------------
  *Please print the name and title of the signing officer below the signature.


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                             DRUEN, RATH & DIETRICH
                                ATTORNEYS AT LAW
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43216

                                 (614) 249-7617

BRIAN M. BACON         ROBERT M. PARSONS                      TELECOPIER
THOMAS E. BARNES       THOMAS J. PRUNTE                     (614) 249-2418
ROGER A. CRAIG         JOSEPH P. RATH                WRITER'S DIRECT DIAL NUMBER
ELIZABETH A. DAVIN     ARLENE L. REILLY
THOMAS W. DIETRICH     LUCINDA A. REYNOLDS
W. SIDNEY DRUEN        DANIEL R. RUPP
JEANNE A. GRIFFIN      ANNE DANZA SAXON
LEROY JOHNSTON, III    THERESA R. SCHAEFER
MARK B. KOOGLER        W. JOSEPH SCHLEPPI
WALTER R. LEAHY        DAVID E. SIMAITIS
GEORGE K. MACKLIN      KENT N. SIMMONS
RANDALL W. MAY         LEE A. THORNBURY
M. LINDA MAZZITTI      PHILIP W. WHITAKER
SANDRA L. NEELY        DAVID L. WHITE
PETER J. OESTERLING    STEVEN L. ZISSER
RANDALL L. ORR





Practice Limited to Nationwide Insurance Companies and their associated companies


February 19, 1997

Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, Ohio  43216

Re:      Registration of Securities Pursuant to Rule 24f-2
         On behalf of the Nationwide Variable Account
         File No. 811-2716

Ladies and Gentlemen:

In connection with the Rule 24f-2 Notice prepared on behalf of the Nationwide Variable Account of Nationwide Life Insurance Company and the payment of registration fees to the Securities and Exchange Commission for securities issued by such registrant during the year ended December 31, 1996 pursuant to said Rule, we are of the opinion that the securities the registration of which the Notice makes definite in amount were legally issued, fully paid and non-assessable.

Sincerely,

/s/ DRUEN, RATH & DIETRICH

DRUEN, RATH & DIETRICH

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